Collaboration Inventories	9 Months Ended
Sep. 30, 2023
Classes of current inventories [abstract]
Collaboration Inventories	COLLABORATION INVENTORIES

	September 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Raw materials	11,737	6,989
Work-in-process	2,287	690
Finished goods	3,990	2,675
Total collaboration inventories	18,014	10,354
The Company's reserve for inventory was $6.6 million and $5.3 million as of September 30, 2023 and December 31, 2022, respectively. The Company’s reserve for inventory primarily represented expired material and certain batches or units of product that did not meet quality specifications that were charged to collaboration cost of sales.